SHAREHOLDERS' EQUITY (Schedule Of Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employees and Directors [Member]
Number of options
Options outstanding at beginning of year	5,628,653
Options granted	1,172,350
Options exercised	(336,289)
Options expired	(756)
Options forfeited	(199,588)
Options outstanding at end of year	6,264,370	5,628,653
Options vested and expected to vest at end of year	6,091,709
Exercisable at end of year	3,243,863
Weighted average exercise price
Options outstanding at beginning of year	$ 3.76
Options granted	$ 8.76
Options exercised	$ 3.46
Options expired	$ 3.43
Options forfeited	$ 6.09
Options outstanding at end of year	$ 4.64	$ 3.76
Options vested and expected to vest at end of year	$ 4.59
Exercisable at end of year	$ 3.19
Weighted average remaining contractual life
Options outstanding	6 years 8 months 26 days	7 years 25 days
Options vested and expected to vest at end of year	6 years 8 months 5 days
Exercisable at end of year	5 years
Aggregate intrinsic value
Options outstanding at beginning of year	$ 29,232
Options granted	63
Options exercised	2,119
Options expired	4
Options forfeited	545
Options outstanding at end of year	23,627	29,232
Options vested and expected to vest at end of year	23,227
Exercisable at end of year	$ 16,668
Non-employees [Member]
Number of options
Options outstanding at beginning of year	416,500
Options granted	113,000
Options exercised	(53,000)
Options expired	(8,334)
Options forfeited	(1,666)
Options outstanding at end of year	466,500	416,500
Options vested and expected to vest at end of year	466,500
Exercisable at end of year	392,680
Weighted average exercise price
Options outstanding at beginning of year	$ 5.23
Options granted	$ 8.47
Options exercised	$ 4.90
Options expired	$ 5.45
Options forfeited	$ 5.45
Options outstanding at end of year	$ 5.71	$ 5.23
Options vested and expected to vest at end of year	$ 5.71
Exercisable at end of year	$ 6.04
Weighted average remaining contractual life
Options outstanding	3 years 9 months	3 years 7 months 6 days
Options vested and expected to vest at end of year	3 years 9 months
Exercisable at end of year	3 years 6 months 11 days